Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024
Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) [Line Items]
Net loss (in Dollars)				$ (1,752,989)	$ (6,572,723)	$ (14,712,850)		$ (57,702,015)
Weighted average shares outstanding – basic		670,722	205,283	641,004	204,603	251,792		127,663
Weighted average shares outstanding diluted		670,722	205,283	641,004	204,603	251,792		127,663
Net loss per share – basic (in Dollars per share)						$ (58.43)		$ (451.99)
Net loss per share diluted (in Dollars per share)						$ (58.43)		$ (451.99)
Public Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					123,468		143,750
Private Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					6,963		6,963
Bridge Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					2,174		2,174
Extension Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					326		326
September 2024 Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					9,259		9,259
Common Stock Warrants [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					245,902		0
Quantum Note [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1],[2]					2,587		23,281
Exchange Note [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1],[3]					0		10,342
September 2024 Convertible Note [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[3]					0	[1]	15,734
Series A Preferred Stock [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1],[4]					11,175		38,488
Share-Based Payment Arrangement, Option [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					10,046		10,046
Common Stock Issuance Obligation [Member]
Excluded securities:(1)
Anti-dilutive shares outstanding	[1]					640		640

[1]	The Company’s dilutive shares have not been included in the computation of diluted net loss per share for the years ended December 31, 2025 and 2024, as the result would be anti-dilutive.
[2]	Includes the interest amount thereon and assumes the floor conversion price of $160.00, was partially converted during the year in 2025.
[3]	Fully converted during the year 2025.
[4]	Assumes the maximum conversion thereon and at the floor conversion price of $160.00, partially converted during the year 2025.